Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Fair value measurements
	Level within the Fair Value Hierarchy	December 31, 2012		December 31, 2011
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$740,481	$740,481	$563,275	$563,275
Short-term investments (1)(2)
Certificates of deposit	1	-	-	27,444	27,444
Government-backed securities (3)	1	115,700	115,700	218,829	218,829
Long-term investments (1)(4)
Government-backed securities (3)	1	50,305	50,339	45,138	45,310
Long-term debt (5)
Retail	1	1,178,250	1,238,204	983,250	1,043,549
Institutional and other	2	538,657	589,435	542,398	543,309

(1)	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

(2)	Maturities are less than twelve months from the respective balance sheet dates.

(3)	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.

(4)	Maturities range between 14 and 23 months from the balance sheet date.

(5)	Excludes capital lease obligations and current portion of Long-term debt.